Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2026	December 31, 2025
Construction in progress	$7,028,347	$8,386,394
Machinery	179,733,252	172,767,448
Building	85,963,381	83,343,942
Leasehold improvement	6,060,439	6,060,439
Office equipment	6,176,068	4,121,355
Vehicle	450,756	401,024
Total property and equipment	285,412,243	275,080,602
Less: accumulated depreciation	(78,835,120)	(54,432,453)
Total property and equipment, net	$206,577,123	$220,648,149

Depreciation expense was $11,880,017 and $7,532,460, respectively, for the three months ended June 30, 2026 and 2025. Depreciation expense was $24,523,769 and $12,310,919, respectively, for the six months ended June 30, 2026 and 2025.

As of December 31, 2025, the Company collateralized all of its buildings in TOYO Solar with a carrying value of $17,213,790, and machinery with a carrying amount of $31,324,354 for the long-term bank credit facility from BIDV (Note 9). In April 2026, the Company fully repaid the outstanding balance to BIDV. As of June 30, 2026, the Company did not release its collateralization of its buildings in TOYO Solar with a carrying value of $13,053,439, and machinery with a carrying amount of $35,752,171.